SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Payments		$ 53,121	$ 71,204	$ 51,452	$ 7,314
Repayments of borrowings, classified as financing activities		$ (53,121)	(71,204)	(51,452)	(7,314)
Bank Loan [member]
IfrsStatementLineItems [Line Items]
At beginning of year			503,606	574,810	626,262
Proceeds from borrowings
Payments			90,764	70,879	30,069
Interest expenses			19,560	19,427	22,755
Fair value changes
At end of year			574,810	626,262	633,576
Repayments of borrowings, classified as financing activities			(90,764)	(70,879)	(30,069)
Interest expense on borrowings			(19,560)	(19,427)	(22,755)
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			503,606	574,810	626,262
Related Party Loan [member]
IfrsStatementLineItems [Line Items]
At beginning of year			300,000
Proceeds from borrowings			300,000
Payments			1,233
Interest expenses			1,233
Fair value changes
At end of year
Repayments of borrowings, classified as financing activities			(1,233)
Interest expense on borrowings			(1,233)
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			300,000
Third Party Loan [member]
IfrsStatementLineItems [Line Items]
At beginning of year				350,000
Proceeds from borrowings				350,000
Payments			358,486	2,014
Interest expenses			8,486	2,014
Fair value changes
At end of year			350,000
Repayments of borrowings, classified as financing activities			(358,486)	(2,014)
Interest expense on borrowings			(8,486)	(2,014)
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period				350,000
Convertible Loan [member]
IfrsStatementLineItems [Line Items]
At beginning of year			3,401,237	2,310,757	2,323,423
Proceeds from borrowings					1,750,000	[1]
Payments			95,000	94,966	81,980
Interest expenses			95,000	94,966	81,980
Fair value changes			1,090,480	(12,666)	573,423
At end of year			2,310,757	2,323,423
Repayments of borrowings, classified as financing activities			(95,000)	(94,966)	(81,980)
Interest expense on borrowings			(95,000)	(94,966)	(81,980)
Increase (decrease) through changes in fair values, liabilities arising from financing activities			(1,090,480)	12,666	(573,423)
Liabilities arising from financing activities at end of period			3,401,237	2,310,757	2,323,423
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
At beginning of year			14,419	23,131	31,122
Proceeds from borrowings
Payments	[2]		9,608	9,280	4,422
Interest expenses			896	1,289	784
Fair value changes
At end of year			23,131	31,122	34,760
Repayments of borrowings, classified as financing activities	[2]		(9,608)	(9,280)	(4,422)
Interest expense on borrowings			(896)	(1,289)	(784)
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			$ 14,419	$ 23,131	$ 31,122

[1]	Includes S$250,000 received and accounted as other payables in 2019. This has been reclassified to convertible loans for the financial year ended December 31, 2020.
[2]	Includes exchange realignment of S$7, S$535 and S$1,157 for the years ended December 31, 2020, 2021 and 2022, respectively.